CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)		1 Months Ended		3 Months Ended	5 Months Ended
		May 01, 2020		Sep. 30, 2020	Sep. 30, 2020
Income Statement [Abstract]
General and administrative expenses		$ 2,500		$ 1,428,188	$ 1,430,502
Administrative expenses - related party				60,000	80,000
Franchise tax expense				50,000	90,548
Loss from operations				(1,538,223)	1,601,085
Net gain from investments held in Trust Account				75,599	75,599
Net loss		$ (2,500)		$ (1,462,589)	$ (1,525,451)
Weighted average shares outstanding of Class A common stock	[1]			7,053,922	6,248,452
Basic and diluted net loss per share		$ 0.00		$ (0.20)	$ (0.24)
Weighted average ordinary shares outstanding, basic and diluted		5,000,000	[2],[3]	7,053,922	6,248,452

[1]	This number excludes an aggregate of up to 21,697,668 shares of Class A common stock subject to possible redemption (Note 6).
[2]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[3]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.